Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	LUMOS PHARMA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35342
Entity Tax Identification Number	42-1491350
Entity Address Address Line 1	4200 Marathon Blvd.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78756
City Area Code	512
Local Phone Number	215-2630
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LUMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001126234